UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Series Global ex U.S. Index
Fund

January 31, 2010

1.899284.100

SGX-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
Australia - 5.4%
AGL Energy Ltd.	989	$ 12,112
Alumina Ltd. (a)	6,101	8,308
Amcor Ltd.	2,557	13,317
AMP Ltd.	4,040	22,363
Aristocrat Leisure Ltd.	556	1,952
Arrow Energy Ltd. (a)	822	2,857
Asciano Group unit (a)	6,457	9,763
ASX Ltd.	387	11,662
Australia & New Zealand Banking Group Ltd.	5,154	99,033
AXA Asia Pacific Holdings Ltd.	2,205	12,810
Bendigo & Adelaide Bank Ltd.	494	4,294
BHP Billiton Ltd.	6,931	240,844
Billabong International Ltd.	277	2,567
BlueScope Steel Ltd.	4,173	9,668
Boral Ltd.	1,695	7,989
Brambles Ltd.	2,732	15,823
Caltex Australia Ltd. (a)	191	1,518
CFS Retail Property Trust	5,093	8,422
Coca-Cola Amatil Ltd.	1,239	11,975
Cochlear Ltd.	155	8,539
Commonwealth Bank of Australia	3,128	147,231
Computershare Ltd.	1,078	11,067
Crown Ltd.	1,334	9,154
CSL Ltd.	1,188	32,754
CSR Ltd.	2,036	3,286
DEXUS Property Group unit	12,614	9,258
Energy Resources of Australia Ltd.	94	1,741
Fortescue Metals Group Ltd. (a)	2,733	10,947
Fosters Group Ltd.	3,668	17,320
Goodman Fielder Ltd.	1,892	2,610
Goodman Group unit	16,364	8,465
Harvey Norman Holdings Ltd.	755	2,457
Incitec Pivot Ltd.	3,664	10,918
Insurance Australia Group Ltd.	4,180	14,008
John Fairfax Holdings Ltd.	5,916	9,050
Leighton Holdings Ltd.	339	11,451
Lend Lease Group unit	1,118	9,332
Macquarie Atlas Roads Group unit (a)	1,349	1,097
Macquarie Group Ltd.	681	30,205
Macquarie Infrastructure Group unit	6,745	7,247
MAp Group unit	1,063	2,613
Metcash Ltd.	2,226	8,365
Common Stocks - continued
	Shares	Value
Australia - continued
Mirvac Group unit	6,663	$ 8,573
National Australia Bank Ltd.	4,327	100,896
Newcrest Mining Ltd.	954	26,598
Nufarm Ltd.	243	2,187
OneSteel Ltd.	3,347	9,204
Orica Ltd.	703	15,012
Origin Energy Ltd.	1,723	24,407
OZ Minerals Ltd. (a)	8,507	8,011
Paladin Energy Ltd. (a)	915	2,945
Qantas Airways Ltd.	3,295	8,275
QBE Insurance Group Ltd.	2,049	41,527
Rio Tinto Ltd.	888	53,395
Santos Ltd.	1,653	19,265
Sims Metal Management Ltd.	421	7,967
Sonic Healthcare Ltd.	855	10,728
SP AusNet unit	1,965	1,555
Stockland Corp. Ltd. unit	4,735	15,617
Suncorp-Metway Ltd.	2,541	19,997
Tabcorp Holdings Ltd.	1,581	9,828
Tattersall's Ltd.	1,728	3,514
Telstra Corp. Ltd.	8,396	24,797
The GPT Group unit	20,419	10,292
Toll Holdings Ltd.	1,523	11,582
Transurban Group unit	2,555	11,816
Wesfarmers Ltd.	1,978	48,116
Wesfarmers Ltd. (price protected shares)	379	9,253
Westfield Group unit	4,239	47,379
Westpac Banking Corp.	6,058	127,813
Woodside Petroleum Ltd.	1,092	40,874
Woolworths Ltd.	2,468	56,435
Worleyparsons Ltd.	408	8,511
TOTAL AUSTRALIA		1,652,761
Austria - 0.2%
Erste Bank AG	395	14,911
Immoeast AG (a)	600	2,913
OMV AG	316	12,446
Osterreichische Elektrizitatswirtschafts AG	216	8,992
Raiffeisen International Bank-Holding AG	77	3,810
Telekom Austria AG	782	10,787
Common Stocks - continued
	Shares	Value
Austria - continued
Vienna Insurance Group	55	$ 2,635
Voestalpine AG	286	10,013
TOTAL AUSTRIA		66,507
Bailiwick of Guernsey - 0.0%
Resolution Ltd. (a)	6,239	7,955
Bailiwick of Jersey - 0.3%
Experian PLC	2,017	19,177
Petrofac Ltd.	295	4,520
Randgold Resources Ltd.	171	11,818
Shire PLC	1,135	22,478
WPP PLC	2,552	23,548
TOTAL BAILIWICK OF JERSEY		81,541
Belgium - 0.6%
Anheuser-Busch InBev SA NV	1,486	74,152
Belgacom SA	340	12,374
Colruyt NV	21	5,114
Compagnie Nationale A Portefeuille (CNP)	47	2,349
Delhaize Group SA	202	15,834
Dexia SA (a)	1,418	8,767
Fortis (a)	4,637	16,323
Groupe Bruxelles Lambert SA	163	14,889
KBC Groupe SA (a)	335	14,422
Mobistar SA	42	2,642
Solvay SA Class A	127	12,586
UCB SA	252	11,265
Umicore SA	291	8,968
TOTAL BELGIUM		199,685
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,729
Chinese Estates Holdings Ltd.	1,000	1,618
Credicorp Ltd. (NY Shares)	196	14,627
GOME Electrical Appliances Holdings Ltd. (a)	11,000	3,896
Hopson Development Holdings Ltd.	2,000	2,512
Huabao International Holdings Ltd.	2,000	2,035
Noble Group Ltd.	4,000	8,192
NWS Holdings Ltd.	1,000	1,636
Orient Overseas International Ltd.	500	3,433
Seadrill Ltd.	600	13,614
Common Stocks - continued
	Shares	Value
Bermuda - continued
Sinofert Holdings Ltd.	2,000	$ 1,164
Yue Yuen Industrial (Holdings) Ltd.	1,000	3,117
TOTAL BERMUDA		59,573
Brazil - 3.3%
AES Tiete SA (PN) (non-vtg.)	100	997
America Latina Logistica SA unit	1,000	7,942
B2W Companhia Global Do Varejo	100	2,006
Banco Bradesco SA (PN)	3,520	58,206
Banco do Brasil SA	1,000	14,844
Banco do Estado do Rio Grande do Sul SA (b)	300	2,029
Banco Santander (Brasil) SA ADR	1,000	12,040
BM&F BOVESPA SA	2,500	16,804
BR Malls Participacoes SA (a)	200	2,174
Bradespar SA (PN)	500	10,244
Brasil Foods SA	700	16,681
Brasil Telecom SA	34	366
Brasil Telecom SA (PN)	881	6,146
Braskem SA (PN-A) (a)	200	1,396
Centrais Eletricas Brasileiras SA (Electrobras):
(ON)	500	10,700
(PN-B)	300	5,537
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	200	6,684
Companhia de Bebidas das Americas (AmBev) (PN)	300	27,597
Companhia de Concessoes Rodoviarias	400	8,384
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	200	3,358
Companhia de Transmissao de Energia Eletrica Paulista (PN)	100	2,520
Companhia Energetica de Minas Gerais (CEMIG) (PN)	800	13,246
Companhia Energetica de Sao Paulo Series A	300	3,764
Companhia Paranaense de Energia-Copel (PN B)	300	5,970
Companhia Siderurgica Nacional SA (CSN)	800	23,283
Cosan SA Industria e Comercio (a)	200	2,281
CPFL Energia SA	300	5,769
Cyrela Brazil Realty SA	600	6,837
Duratex SA	300	2,570
Eletropaulo Metropolitana SA (PN-B)	300	5,714
Embraer - Empresa Brasileira de Aeronautica SA	1,500	7,950
Energias do Brasil SA	100	1,875
Fertilizantes Fosfatados SA (PN) (a)	100	989
Fibria Celulose SA (a)	395	7,179
Gafisa SA	200	2,572
Common Stocks - continued
	Shares	Value
Brazil - continued
Gerdau SA	100	$ 1,025
Gerdau SA (PN)	1,400	18,805
Gol Linhas Aereas Inteligentes SA (PN) (a)	300	3,684
GVT Holding SA (a)	200	5,952
Hypermarcas SA (a)	200	2,311
Itau Unibanco Banco Multiplo SA	4,300	81,985
Itausa-Investimentos Itau S.A. (PN)	4,700	27,801
JBS SA	500	2,448
Klabin SA (PN) (non-vtg.)	600	1,541
LLX Logistica SA (a)	800	3,463
Localiza Rent A Car SA	400	4,191
Lojas Americanas SA (PN)	500	3,509
Lojas Renner SA	200	3,825
Marfrig Alimentos SA (a)	600	7,143
Metalurgica Gerdau SA (PN)	600	9,893
MRV Engenharia e Participacoes SA	300	1,918
Multiplan Empreendimentos Imobiliarios SA	200	3,183
Natura Cosmeticos SA	400	7,240
Net Servicos de Comunicacao SA (PN) (a)	300	3,477
OGX Petroleo e Gas Participacoes SA	2,600	23,241
PDG Realty S.A. Empreendimentos e Participacoes	400	3,155
Petroleo Brasileiro SA - Petrobras:
(ON)	4,800	96,738
(PN) (non-vtg.)	6,400	115,438
Porto Seguro SA	100	996
Redecard SA	800	11,098
Rossi Residencial SA	500	3,488
Souza Cruz Industria Comerico	200	6,422
Suzano Bahia Sul Papel e Celulose SA	200	2,140
TAM SA (PN) (ltd.-vtg.)	200	3,658
Tele Norte Leste Participacoes SA:
(ON)	100	2,106
(PN)	600	10,689
TIM Participacoes SA	900	2,363
Tractebel Energia SA	200	2,149
Ultrapar Participacoes SA	200	8,755
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	200	5,265
(PN-A) (non-vtg.)	600	15,715
Vale SA	3,000	77,443
Vale SA (PN-A)	4,300	95,923
Common Stocks - continued
	Shares	Value
Brazil - continued
VisaNet Brasil	1,400	$ 11,089
Vivo Participacoes SA (PN)	300	8,437
TOTAL BRAZIL		1,006,356
Canada - 6.6%
Agnico-Eagle Mines Ltd. (Canada)	310	15,670
Agrium, Inc.	321	18,054
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	180	3,390
ARC Energy Trust unit	162	3,000
Bank of Montreal	1,138	55,341
Bank of Nova Scotia	2,062	86,449
Barrick Gold Corp.	1,996	69,290
BCE, Inc.	530	13,616
Biovail Corp.	202	2,947
Bombardier, Inc. Class B (sub. vtg.)	3,008	14,178
Brookfield Asset Management, Inc. Class A	1,016	20,476
Brookfield Properties Corp.	718	8,615
CAE, Inc.	362	2,888
Cameco Corp.	815	22,027
Canadian Imperial Bank of Commerce	795	47,508
Canadian National Railway Co.	953	47,521
Canadian Natural Resources Ltd.	1,130	72,124
Canadian Oil Sands Trust	495	12,841
Canadian Pacific Railway Ltd.	335	15,815
Canadian Tire Ltd. Class A (non-vtg.)	194	9,703
Canadian Utilities Ltd. Class A (non-vtg.)	232	9,386
Cenovus Energy, Inc.	1,555	35,934
CGI Group, Inc. Class A (sub. vtg.) (a)	718	9,461
CI Financial Corp.	455	9,289
Crescent Point Energy Corp.	357	12,637
Eldorado Gold Corp. (a)	1,025	12,174
Empire Co. Ltd. Class A (non-vtg.)	41	1,836
Enbridge, Inc.	741	32,161
EnCana Corp.	1,560	47,706
Enerplus Resources Fund Series G	440	9,337
Ensign Energy Services, Inc.	184	2,585
Fairfax Financial Holdings Ltd. (sub. vtg.)	41	13,911
Finning International, Inc.	242	3,927
First Quantum Minerals Ltd.	166	12,039
Fortis, Inc.	409	10,595
Franco-Nevada Corp.	319	8,067
Genworth MI Canada, Inc.	100	2,446
Common Stocks - continued
	Shares	Value
Canada - continued
George Weston Ltd.	144	$ 9,279
Gerdau AmeriSteel Corp.	216	1,618
Gildan Activewear, Inc. (a)	163	3,495
Goldcorp, Inc.	1,494	50,634
Great-West Lifeco, Inc.	597	14,455
Groupe Aeroplan, Inc.	284	2,951
Husky Energy, Inc.	523	13,010
IAMGOLD Corp.	782	10,304
IGM Financial, Inc.	281	10,964
Imperial Oil Ltd.	612	22,001
Industrial Alliance Life Insurance Co.	114	3,418
Inmet Mining Corp.	144	7,292
Intact Financial Corp.	248	8,758
Ivanhoe Mines Ltd. (a)	628	8,798
Kinross Gold Corp.	1,402	22,696
Loblaw Companies Ltd.	300	9,845
Magna International, Inc. Class A (sub. vtg.)	231	12,707
Manulife Financial Corp.	3,664	66,955
Metro, Inc. Class A (sub. vtg.)	281	10,267
National Bank of Canada	335	17,704
Nexen, Inc.	979	21,433
Niko Resources Ltd.	109	10,065
Onex Corp. (sub. vtg.)	139	3,211
Open Text Corp. (a)	79	3,113
Pan American Silver Corp. (a)	301	6,378
Penn West Energy Trust	865	14,245
PetroBakken Energy Ltd. Class A	100	2,773
Petrobank Energy & Resources Ltd. (a)	211	10,425
Potash Corp. of Saskatchewan, Inc.	613	60,721
Power Corp. of Canada (sub. vtg.)	732	19,209
Power Financial Corp.	524	14,780
Progress Energy Resources Corp.	221	2,854
Provident Energy Trust	370	2,938
Research In Motion Ltd. (a)	1,062	66,864
RioCan (REIT)	155	2,767
Ritchie Brothers Auctioneers, Inc.	141	2,964
Rogers Communications, Inc. Class B (non-vtg.)	996	31,073
Royal Bank of Canada	2,937	143,595
Saputo, Inc.	365	9,745
Shaw Communications, Inc. Class B	728	13,548
Sherritt International Corp.	417	2,394
Shoppers Drug Mart Corp.	410	16,315
Common Stocks - continued
	Shares	Value
Canada - continued
Silver Wheaton Corp. (a)	687	$ 9,477
Sino-Forest Corp. (a)	541	9,395
SNC-Lavalin Group, Inc.	307	14,059
Sun Life Financial, Inc.	1,174	34,288
Suncor Energy, Inc.	3,247	102,514
Talisman Energy, Inc.	2,118	35,039
Teck Resources Ltd. Class B (sub. vtg.) (a)	1,016	33,265
TELUS Corp.	82	2,541
TELUS Corp. (non-vtg.)	352	10,554
Thomson Reuters Corp.	774	25,848
Tim Hortons, Inc.	412	11,800
TMX Group, Inc.	104	2,944
Toronto-Dominion Bank	1,780	104,872
TransAlta Corp.	486	10,117
TransCanada Corp.	1,419	45,345
Trican Well Service Ltd.	178	2,301
Vermilion Energy Trust	49	1,481
Viterra, Inc. (a)	799	7,121
Yamana Gold, Inc.	1,443	14,534
Yellow Pages Income Fund	358	1,758
TOTAL CANADA		2,022,758
Cayman Islands - 0.3%
Agile Property Holdings Ltd.	6,000	7,581
Alibaba.com Ltd.	2,000	4,534
Anta Sports Products Ltd.	3,000	3,964
Belle International Holdings Ltd.	9,000	10,236
Chaoda Modern Agriculture (Holdings) Ltd.	4,000	3,936
China Dongxiang Group Co. Ltd.	3,000	1,947
China High Speed Transmission Equipment Group Co. Ltd.	3,000	6,012
China Zhongwang Holdings Ltd.	2,400	2,495
Country Garden Holdings Co. Ltd.	6,000	1,971
Foxconn International Holdings Ltd. (a)	3,000	3,196
Geely Automobile Holdings Ltd.	5,000	2,222
Hengan International Group Co. Ltd.	1,500	10,046
Hidili Industry International Development Ltd. (a)	1,000	1,057
Kingboard Chemical Holdings Ltd.	1,000	4,289
Kingboard Chemical Holdings Ltd. rights (a)	58	0
Renhe Commercial Holdings Co. Ltd.	10,000	2,138
Sands China Ltd.	3,200	4,526
Shimao Property Holdings Ltd.	2,500	3,864
Shui On Land Ltd.	4,000	1,906
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
SOHO China Ltd.	3,000	$ 1,472
Want Want China Holdings Ltd.	4,000	2,566
Xinao Gas Holdings Ltd.	2,000	4,755
TOTAL CAYMAN ISLANDS		84,713
Chile - 0.3%
Banco Santander Chile	132,138	8,049
CAP SA	110	3,528
Cencosud SA	1,500	5,294
Colbun SA	10,000	2,665
Compania Cervecerias Unidas SA	300	2,324
Compania de Petroleos de Chile SA (COPEC)	948	15,159
Empresa Nacional de Electricidad SA	7,235	12,340
Empresa Nacional de Telecomunicaciones SA (ENTEL)	150	2,159
Empresas CMPC SA	265	11,552
Enersis SA	27,000	12,412
Gener SA	9,950	4,678
Lan Airlines SA	200	3,343
SACI Falabella	500	2,822
Sociedad Quimica y Minera de Chile SA (PN-B)	246	9,108
Vina Concha y Toro SA	2,061	4,728
TOTAL CHILE		100,161
China - 2.3%
Air China Ltd. (H Shares) (a)	4,000	3,349
Aluminum Corp. of China Ltd. (H Shares) (a)	10,000	10,098
Angang Steel Co. Ltd. (H Shares)	2,000	3,488
Bank of China (H Shares)	119,000	57,477
Bank of Communications Co. Ltd. (H Shares)	12,000	12,195
BBMG Corp. Class H	4,000	3,998
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	2,000	1,136
BYD Co. Ltd. (H Shares) (a)	1,000	7,329
China BlueChemical Ltd. (H shares)	2,000	1,303
China Citic Bank Corp. Ltd. Class H	12,000	8,084
China Coal Energy Co. Ltd. (H Shares)	7,000	10,729
China Communications Construction Co. Ltd. (H Shares)	10,000	9,338
China Communications Services Corp. Ltd. (H Shares)	2,000	1,020
China Construction Bank Corp. (H Shares)	94,000	72,401
China Cosco Holdings Co. Ltd. (H Shares)	6,500	7,753
China International Marine Containers Co. Ltd. (B Shares)	1,000	1,377
China Life Insurance Co. Ltd. (H Shares)	16,000	70,561
China Longyuan Power Group Corp. (H Shares)	2,000	2,473
Common Stocks - continued
	Shares	Value
China - continued
China Mengniu Dairy Co. Ltd. (a)	2,000	$ 6,182
China Merchants Bank Co. Ltd. (H Shares)	7,500	17,446
China Minsheng Banking Corp. Ltd. (H Shares)	7,000	6,987
China National Building Materials Co. Ltd. (H Shares)	2,000	3,333
China Oilfield Services Ltd. (H Shares)	2,000	2,391
China Pacific Insurance Group Co. Ltd. (H Shares)	1,600	5,956
China Petroleum & Chemical Corp. (H Shares)	34,000	26,451
China Railway Construction Corp. Ltd. (H Shares)	5,500	6,971
China Railway Group Ltd. (a)	11,000	7,977
China Resources Land Ltd.	4,000	7,254
China Shenhua Energy Co. Ltd. (H Shares)	7,000	30,114
China Shipping Container Lines Co. Ltd. (H Shares) (a)	5,000	1,900
China Shipping Development Co. Ltd. (H Shares)	2,000	3,168
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	3,000	1,990
China Telecom Corp. Ltd. (H Shares)	30,000	12,325
China Vanke Co. Ltd. (B Shares)	1,700	1,728
China Yurun Food Group Ltd.	2,000	5,616
Datang International Power Generation Co. Ltd.	4,000	1,716
Dongfang Electric Corp. Ltd.	200	993
Dongfeng Motor Group Co. Ltd. (H Shares)	6,000	7,867
Golden Eagle Retail Group Ltd. (H Shares)	2,000	3,612
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,200	1,706
Huaneng Power International, Inc. (H Shares)	4,000	2,227
Industrial & Commercial Bank of China Ltd. (H Shares)	95,000	69,745
Inner Mongolia Yitai Coal Co. Ltd. Class B	900	7,444
Jiangsu Expressway Co. Ltd. (H Shares)	2,000	1,790
Jiangxi Copper Co. Ltd. (H Shares)	4,000	8,078
Li Ning Co. Ltd.	1,000	3,053
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	2,000	1,211
Metallurgical Corp. of China Ltd. (H Shares)	4,000	2,092
Nine Dragons Paper (Holdings) Ltd.	5,000	7,084
Parkson Retail Group Ltd.	4,000	6,862
PetroChina Co. Ltd. (H Shares)	44,000	49,140
PICC Property & Casualty Co. Ltd. (H Shares) (a)	4,000	3,642
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	2,500	19,578
Shanghai Electric Group Co. Ltd. (H Shares)	4,000	1,752
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	600	1,071
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	1,200	942
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	4,000	1,407
Tencent Holdings Ltd.	1,900	35,533
Weichai Power Co. Ltd. (H Shares)	1,000	7,245
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. (B Shares)	300	$ 2,612
Yanzhou Coal Mining Co. Ltd. (H Shares)	4,000	7,955
Zhejiang Expressway Co. Ltd. (H Shares)	2,000	1,747
Zijin Mining Group Co. Ltd. (H Shares)	10,000	8,179
ZTE Corp. (H Shares)	400	2,349
TOTAL CHINA		700,530
Colombia - 0.2%
Almacenes Exito SA	465	4,334
BanColombia SA	326	3,646
BanColombia SA (PN)	397	4,353
Cementos Argos SA	407	2,408
Ecopetrol SA	9,499	11,750
Interconexion Electrica SA	530	3,386
Inversiones Argos SA	876	8,819
Suramericana de Inversiones SA	664	8,444
TOTAL COLOMBIA		47,140
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	1,439	9,087
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	340	16,547
Komercni Banka AS	22	4,440
Telefonica O2 Czech Republic AS	160	3,788
TOTAL CZECH REPUBLIC		24,775
Denmark - 0.6%
A.P. Moller - Maersk AS:
Series A	1	7,488
Series B	3	23,410
Carlsberg AS Series B	223	16,631
Coloplast AS Series B	32	3,470
Danske Bank AS (a)	953	22,635
DSV de Sammensluttede Vognmaend AS (a)	538	9,545
H. Lundbeck AS	84	1,568
Novo Nordisk AS Series B	911	61,634
Novozymes AS Series B	109	11,161
Topdanmark AS (a)	20	2,429
Trygvesta AS	34	2,072
Vestas Wind Systems AS (a)	420	22,090
William Demant Holding AS (a)	34	2,653
TOTAL DENMARK		186,786
Common Stocks - continued
	Shares	Value
Egypt - 0.1%
Al Ezz Dekheila Steel Co.- Alexandria SAE	5	$ 718
Commercial International Bank Ltd.	805	8,823
EFG-Hermes Holding SAE	323	1,838
Egyptian Co. for Mobile Services (MobiNil)	42	1,745
Egyptian Kuwaiti Holding	848	1,772
El Ezz Steel Rebars SAE	299	1,002
El Sewedy Cables Holding Co.	53	747
Orascom Construction Industries SAE	225	10,799
Orascom Telecom Holding SAE	1,565	1,695
Orascom Telecom Holding SAE rights 3/1/10 (a)	7,668	6,903
Sidi Kerir Petrochemcials Co.	360	741
Talaat Moustafa Group Holding (a)	645	844
Telecom Egypt SAE	470	1,570
TOTAL EGYPT		39,197
Finland - 0.8%
Elisa Corp. (A Shares)	189	4,121
Fortum Corp.	928	23,549
Kesko Oyj	170	5,467
Kone Oyj (B Shares)	326	13,130
Metso Corp.	306	10,269
Neste Oil Oyj	182	2,977
Nokia Corp.	7,826	107,385
Nokian Tyres PLC	151	3,651
Orion Oyj (B Shares)	126	2,756
Outokumpu Oyj (A Shares)	168	3,032
Pohjola Bank PLC (A Shares)	196	2,008
Rautaruukki Oyj (K Shares)	210	4,299
Sampo OYJ (A Shares)	908	21,933
Sanoma-WSOY Oyj	114	2,523
Stora Enso Oyj (R Shares)	1,457	8,946
UPM-Kymmene Corp.	1,119	12,272
Wartsila Corp.	232	10,919
TOTAL FINLAND		239,237
France - 6.6%
Accor SA	301	15,185
Aeroports de Paris	42	3,273
Air France KLM (Reg.) (a)	191	3,112
Alcatel-Lucent SA (a)	4,825	16,251
Alstom SA	412	27,508
Atos Origin SA (a)	64	2,976
Common Stocks - continued
	Shares	Value
France - continued
AXA SA	3,551	$ 73,115
BIC SA	38	2,702
bioMerieux SA	19	2,089
BNP Paribas SA	1,975	141,083
Bouygues SA	460	22,645
Bureau Veritas SA	69	3,324
Cap Gemini SA	301	13,365
Carrefour SA	1,320	64,400
Casino Guichard Perrachon et Compagnie	130	10,666
Christian Dior SA	134	13,535
CNP Assurances	99	8,763
Compagnie de St. Gobain	797	38,072
Compagnie Generale de Geophysique SA (a)	403	9,856
Credit Agricole SA	1,936	30,347
Danone	1,143	65,358
Dassault Systemes SA	171	9,822
EDF SA	486	26,123
Eiffage SA	58	3,026
Eramet SA	8	2,408
Essilor International SA	420	24,431
Eurazeo SA	39	2,822
Eutelsat Communications	284	9,166
Fonciere Des Regions	33	3,279
Fonciere Des Regions warrants 12/31/10 (a)	33	25
France Telecom SA	3,861	88,519
GDF Suez	2,576	97,245
Gecina SA	27	2,676
Hermes International SA	109	15,003
ICADE	28	2,699
Iliad Group SA	23	2,549
Imerys	48	2,654
Ipsen SA	35	1,882
JC Decaux SA (a)	94	2,417
Klepierre SA	241	8,978
L'Air Liquide SA	515	54,621
L'Oreal SA	502	52,929
Lafarge SA (Bearer)	419	30,994
Lagardere S.C.A. (Reg.)	280	10,849
Legrand SA	308	8,887
LVMH Moet Hennessy - Louis Vuitton	511	55,674
M6 Metropole Television SA	91	2,417
Michelin CGDE Series B	300	23,231
Common Stocks - continued
	Shares	Value
France - continued
Natixis SA (a)	2,078	$ 9,581
Neopost SA	45	3,581
PagesJaunes Groupe SA	180	1,942
Pernod-Ricard SA	412	33,139
Peugeot Citroen SA (a)	339	11,004
PPR SA	156	19,023
Publicis Groupe SA	280	11,518
Renault SA (a)	379	17,791
Safran SA	490	9,569
Sanofi-Aventis	2,197	162,450
Schneider Electric SA	486	50,136
SCOR SE	419	9,707
Societe Des Autoroutes Paris-Rhin-Rhone (a)	32	2,344
Societe Generale Series A	1,311	75,848
Sodexo SA	212	11,612
Suez Environnement SA	575	13,034
Technip SA	212	14,492
Television Francaise 1 SA	166	2,862
Thales SA	221	10,015
Total SA Series B	4,410	254,859
Unibail-Rodamco	183	39,651
Vallourec SA	115	19,780
Veolia Environnement	817	26,824
VINCI SA	910	48,599
Vivendi	2,555	66,424
TOTAL FRANCE		2,038,736
Germany - 4.8%
adidas AG	404	20,530
Allianz AG (Reg.)	948	103,711
BASF AG	1,908	108,291
Bayer AG	1,729	117,770
Bayerische Motoren Werke AG (BMW)	702	29,922
Beiersdorf AG	195	11,349
Celesio AG	121	3,513
Commerzbank AG (a)	1,509	11,711
Daimler AG (Reg.)	1,875	85,894
Deutsche Bank AG	1,241	75,664
Deutsche Boerse AG	409	26,775
Deutsche Lufthansa AG (Reg.)	590	9,443
Deutsche Post AG	1,738	30,245
Deutsche Postbank AG (a)	124	3,775
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Telekom AG (Reg.)	5,913	$ 76,100
E.ON AG	3,955	145,164
Fraport AG Frankfurt Airport Services Worldwide	52	2,630
Fresenius Medical Care AG & Co. KGaA	405	20,427
Fresenius SE	40	2,441
GEA Group AG	423	8,619
Hannover Rueckversicherungs AG (a)	86	3,955
HeidelbergCement AG	294	17,716
Henkel AG & Co. KGaA	288	12,524
Hochtief AG	117	8,689
Infineon Technologies AG (a)	2,312	12,600
K&S AG	354	19,894
Linde AG	311	33,997
MAN SE	216	14,441
Merck KGaA	142	12,612
Metro AG	236	12,873
Munich Re Group (Reg.)	413	61,693
Puma AG	7	2,132
RWE AG	886	78,360
Salzgitter AG	100	8,840
SAP AG	1,774	80,398
Siemens AG (Reg.)	1,712	152,556
SolarWorld AG	119	2,006
Suedzucker AG (Bearer)	94	2,170
Thyssenkrupp AG	710	22,472
TUI AG (a)	198	1,828
United Internet AG (a)	178	2,611
Volkswagen AG	109	9,496
Wacker Chemie AG	22	2,877
TOTAL GERMANY		1,470,714
Greece - 0.3%
Alpha Bank AE (a)	1,037	9,953
Coca-Cola Hellenic Bottling Co. SA	461	10,565
EFG Eurobank Ergasias SA	841	7,165
Greek Organization of Football Prognostics S.A.	530	11,562
Hellenic Petroleum SA	129	1,593
Hellenic Telecommunications Organization SA	660	9,042
Marfin Financial Group Holdings SA	902	2,491
National Bank of Greece SA (a)	1,189	25,990
Piraeus Bank SA	818	6,911
Common Stocks - continued
	Shares	Value
Greece - continued
Public Power Corp. of Greece (a)	165	$ 3,082
Titan Cement Co. SA (Reg.)	82	2,325
TOTAL GREECE		90,679
Hong Kong - 2.4%
ASM Pacific Technology Ltd.	300	2,492
Bank of East Asia Ltd.	3,200	11,005
Beijing Enterprises Holdings Ltd.	1,000	6,975
BOC Hong Kong Holdings Ltd.	7,500	15,746
Cathay Pacific Airways Ltd. (a)	2,000	3,297
Cheung Kong Holdings Ltd.	3,000	35,568
China Agri-Industries Holding Ltd.	2,000	2,746
China Everbright Ltd.	2,000	4,740
China Insurance International Holdings Co. Ltd. (a)	2,000	6,324
China Merchant Holdings International Co. Ltd.	2,000	6,711
China Mobile (Hong Kong) Ltd.	12,500	117,434
China Overseas Land & Investment Ltd.	8,000	14,343
China Resources Enterprise Ltd.	4,000	13,189
China Resources Power Holdings Co. Ltd.	4,000	7,769
China Travel International Investment HK Ltd.	4,000	994
China Unicom (Hong Kong) Ltd.	12,000	13,388
Citic Pacific Ltd.	2,000	4,266
CLP Holdings Ltd.	4,500	30,429
CNOOC Ltd.	37,000	51,878
CNPC (Hong Kong) Ltd.	6,000	7,488
Cosco Pacific Ltd.	2,000	2,926
Denway Motors Ltd.	12,000	6,878
Esprit Holdings Ltd.	2,339	16,600
Fosun International Ltd.	2,500	1,771
Franshion Properties China Ltd.	4,000	1,324
Fushan International Energy Group Ltd.	4,000	3,457
Guangdong Investment Ltd.	4,000	2,051
Hang Lung Group Ltd.	2,000	9,016
Hang Lung Properties Ltd.	4,000	13,653
Hang Seng Bank Ltd.	1,600	22,483
Henderson Land Development Co. Ltd.	2,000	12,661
Hong Kong & China Gas Co. Ltd.	8,000	17,496
Hong Kong Electric Holdings Ltd.	3,000	16,789
Hong Kong Exchanges and Clearing Ltd.	2,100	35,785
Hopewell Holdings Ltd.	1,000	3,046
Hutchison Whampoa Ltd.	4,000	27,383
Hysan Development Co. Ltd.	1,000	2,483
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Kerry Properties Ltd.	2,000	$ 8,939
Lenovo Group Ltd.	12,000	8,300
Li & Fung Ltd.	6,000	27,512
Lifestyle International Holdings Ltd.	1,000	1,659
Link (REIT)	5,075	12,237
Mongolia Energy Corp. Ltd. (a)	4,000	1,968
MTR Corp. Ltd.	3,000	9,757
New World Development Co. Ltd.	6,000	9,892
PCCW Ltd.	5,000	1,320
Poly (Hong Kong) Investments Ltd.	3,000	2,991
Shanghai Industrial Holdings Ltd.	1,000	4,669
Shangri-La Asia Ltd.	2,000	3,498
Sino Land Co.	4,000	6,636
Sino-Ocean Land Holdings Ltd.	7,000	5,725
Sinotruk Hong Kong Ltd.	1,000	1,168
Sun Hung Kai Properties Ltd.	3,000	38,756
Swire Pacific Ltd. (A Shares)	1,500	16,393
Television Broadcasts Ltd.	1,000	4,688
Tingyi (Cayman Island) Holding Corp.	4,000	8,655
Wharf Holdings Ltd.	3,000	14,915
Wheelock and Co. Ltd.	2,000	5,229
Wing Hang Bank Ltd.	500	4,218
TOTAL HONG KONG		751,709
Hungary - 0.1%
Magyar Telekom PLC	665	2,406
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	120	11,190
OTP Bank Ltd. (a)	571	17,066
Richter Gedeon Ltd.	40	8,476
TOTAL HUNGARY		39,138
India - 1.5%
ABB Ltd. India	279	4,906
ACC Ltd.	235	4,441
Ambuja Cements Ltd.	900	1,986
Axis Bank Ltd.	524	11,652
Bajaj Auto Ltd.	70	2,652
Bharat Heavy Electricals Ltd.	258	13,453
Bharat Petroleum Corp. Ltd.	200	2,345
Cairn India Ltd. (a)	850	4,896
Cipla Ltd.	454	3,122
DLF Ltd.	1,163	8,413
Common Stocks - continued
	Shares	Value
India - continued
Dr. Reddy's Laboratories Ltd.	181	$ 4,393
GAIL India Ltd.	1,019	8,705
GMR Infrastructure Ltd. (a)	862	1,120
Grasim Industries Ltd.	30	1,722
HCL Technologies Ltd.	250	1,880
HDFC Bank Ltd.	571	20,191
Hero Honda Motors Ltd.	235	7,943
Hindalco Industries Ltd.	2,147	6,859
Hindustan Unilever Ltd.	2,054	10,790
Housing Development Finance Corp. Ltd.	440	22,740
ICICI Bank Ltd.	1,626	29,272
Indiabulls Real Estate Ltd. (a)	430	1,633
Infosys Technologies Ltd.	944	50,664
Infrastructure Development Finance Co. Ltd.	861	2,833
ITC Ltd.	2,381	12,913
Jaiprakash Associates Ltd.	2,602	7,774
Jindal Steel & Power Ltd.	859	11,695
JSW Steel Ltd.	109	2,329
Kotak Mahindra Bank Ltd.	199	3,360
Larsen & Toubro Ltd.	407	12,564
Mahindra & Mahindra Ltd.	371	8,185
Maruti Suzuki India Ltd.	103	3,124
NTPC Ltd.	2,085	9,687
Oil & Natural Gas Corp. Ltd.	584	13,882
Ranbaxy Laboratories Ltd. (a)	180	1,773
Reliance Capital Ltd.	150	2,618
Reliance Communication Ltd.	900	3,313
Reliance Industries Ltd.	2,739	62,126
Reliance Infrastructure Ltd.	157	3,520
Reliance Natural Resource Ltd. (a)	1,139	1,587
Satyam Computer Services Ltd. (a)	700	1,509
Sesa Goa Ltd.	561	4,217
Siemens India Ltd.	130	1,812
State Bank of India	90	4,013
Steel Authority of India Ltd.	600	2,790
Sterlite Industries (India) Ltd.	764	12,474
Sun Pharmaceutical Industries Ltd.	100	3,194
Suzlon Energy Ltd. (a)	2,286	3,829
Tata Consultancy Services Ltd.	943	15,051
Tata Motors Ltd.	500	7,527
Tata Power Co. Ltd.	277	7,836
Tata Steel Ltd.	582	7,181
Common Stocks - continued
	Shares	Value
India - continued
Unitech Ltd.	1,600	$ 2,577
United Phosphorous Ltd.	332	1,119
United Spirits Ltd.	110	2,945
Wipro Ltd.	722	10,142
Zee Entertainment Enterprises Ltd.	270	1,534
TOTAL INDIA		478,811
Indonesia - 0.4%
Adaro Energy PT	24,000	4,851
PT Aneka Tambang Tbk	5,000	1,136
PT Astra Agro Lestari Tbk	500	1,275
PT Astra International Tbk	4,500	17,302
PT Bank Central Asia Tbk	26,000	13,904
PT Bank Danamon Indonesia Tbk Series A	4,000	2,075
PT Bank Mandiri Persero Tbk	19,500	9,750
PT Bank Rakyat Indonesia Tbk	13,500	11,045
PT Bumi Resources Tbk	40,000	10,588
PT Indo Tambangraya Megah Nbk	1,000	3,358
PT Indocement Tunggal Prakarsa Tbk	2,000	2,888
PT Indofood Sukses Makmur Tbk	6,500	2,503
PT Indosat Tbk	2,000	1,198
PT International Nickel Indonesia Tbk	3,000	1,147
PT Lippo Karawaci Tbk (a)	14,500	822
PT Perusahaan Gas Negara Tbk Series B	27,000	10,901
PT Semen Gresik Tbk	2,500	2,139
PT Tambang Batubbara Bukit Asam Tbk	1,000	1,840
PT Telkomunikasi Indonesia Tbk Series B	20,000	20,000
PT Unilever Indonesia Tbk	2,000	2,417
PT United Tractors Tbk	4,000	7,209
TOTAL INDONESIA		128,348
Ireland - 0.2%
CRH PLC	1,415	34,181
Elan Corp. PLC (a)	1,346	10,089
Kerry Group PLC Class A	350	10,325
Ryanair Holdings PLC (a)	524	2,433
TOTAL IRELAND		57,028
Isle of Man - 0.0%
Genting International PLC (a)	12,000	9,045
Israel - 0.6%
Bank Hapoalim BM (Reg.) (a)	2,432	10,584
Common Stocks - continued
	Shares	Value
Israel - continued
Bank Leumi le-Israel BM (a)	2,648	$ 11,567
Bezeq Israeli Telecommunication Corp. Ltd.	3,447	8,877
Cellcom Israel Ltd.	69	2,213
Check Point Software Technologies Ltd. (a)	376	12,024
Delek Group Ltd.	6	1,344
Discount Investment Corp. Ltd.	36	863
Elbit Systems Ltd.	30	1,881
Israel Chemicals Ltd.	1,045	13,834
Israel Corp. Ltd. (Class A) (a)	3	2,231
Israel Discount Bank Ltd. (Class A) (a)	692	1,586
Makhteshim-Agan Industries	369	1,879
Mizrahi Tefahot Bank Ltd. (a)	173	1,572
Nice Systems Ltd. (a)	227	6,710
Ormat Industries Ltd.	91	773
Partner Communications Co. Ltd.	108	2,242
Teva Pharmaceutical Industries Ltd.	1,905	108,433
TOTAL ISRAEL		188,613
Italy - 2.1%
A2A SpA	1,550	2,940
Assicurazioni Generali SpA	2,449	58,235
Atlantia SpA	539	13,464
Autogrill SpA (a)	147	1,786
Banca Carige SpA	918	2,356
Banca Monte dei Paschi di Siena SpA	5,681	9,189
Banca Popolare di Milano	1,180	7,660
Banco Popolare Societa Cooperativa (a)	1,489	9,418
Enel SpA	13,591	73,060
ENI SpA	5,424	126,056
EXOR SpA	102	1,674
Fiat SpA (a)	1,564	19,599
Finmeccanica SpA	866	12,002
Fondiaria-Sai SpA	88	1,425
Intesa Sanpaolo SpA	16,490	62,769
Italcementi SpA	100	1,237
Luxottica Group SpA	341	8,883
Mediaset SpA	1,571	11,925
Mediobanca SpA	1,048	11,453
Mediolanum SpA	309	1,726
Parmalat SpA	4,046	10,142
Pirelli & C SpA (a)	3,704	2,150
Prysmian SpA	141	2,559
Common Stocks - continued
	Shares	Value
Italy - continued
Saipem SpA	534	$ 17,288
Snam Rete Gas SpA	3,076	14,474
Telecom Italia SpA	20,785	31,076
Terna SpA	2,944	11,874
UniCredit SpA	34,143	94,150
Unione di Banche Italiane SCPA	1,182	16,224
Unipol Gruppo Finanziario SpA (a)	1,046	1,266
TOTAL ITALY		638,060
Japan - 14.7%
77 Bank Ltd.	1,000	5,351
ABC-Mart, Inc.	100	3,091
ACOM Co. Ltd.	60	1,034
Advantest Corp.	400	9,983
Aeon Co. Ltd.	1,400	13,989
Aeon Credit Service Co. Ltd.	100	1,035
Aeon Mall Co. Ltd.	200	3,660
Aioi Insurance Co. Ltd.	1,000	4,763
Aisin Seiki Co. Ltd.	500	13,271
Ajinomoto Co., Inc.	2,000	18,987
Alfresa Holdings Corp.	100	4,127
All Nippon Airways Co. Ltd.	3,000	8,740
Amada Co. Ltd.	1,000	6,713
Aozora Bank Ltd. (a)	1,000	1,274
Asahi Breweries Ltd.	800	15,553
Asahi Glass Co. Ltd.	2,000	20,073
Asahi Kasei Corp.	3,000	14,955
Asics Corp.	1,000	9,904
Astellas Pharma, Inc.	900	33,300
Bank of Kyoto Ltd.	1,000	8,286
Bank of Yokohama Ltd.	3,000	14,224
Benesse Corp.	200	8,419
Bridgestone Corp.	1,200	19,236
Brother Industries Ltd.	300	3,274
Canon Marketing Japan, Inc.	100	1,385
Canon, Inc.	2,200	85,989
Casio Computer Co. Ltd.	300	2,193
Central Japan Railway Co.	3	22,067
Chiba Bank Ltd.	2,000	12,097
Chubu Electric Power Co., Inc.	1,300	33,022
Chugai Pharmaceutical Co. Ltd.	500	8,929
Chugokun Electric Power Co.	600	11,798
Common Stocks - continued
	Shares	Value
Japan - continued
Chuo Mitsui Trust Holdings, Inc.	2,000	$ 7,112
Citizen Holdings Co. Ltd.	400	2,632
Coca-Cola West Co. Ltd.	100	1,667
Cosmo Oil Co. Ltd.	1,000	2,182
Credit Saison Co. Ltd.	200	2,490
Dai Nippon Printing Co. Ltd.	1,000	13,725
Daicel Chemical Industries Ltd.	1,000	6,026
Daido Steel Co. Ltd.	1,000	3,656
Daihatsu Motor Co. Ltd.	1,000	9,605
Daiichi Sankyo Kabushiki Kaisha	1,400	29,188
Daikin Industries Ltd.	500	18,583
Dainippon Sumitomo Pharma Co. Ltd.	200	2,131
Daito Trust Construction Co.	200	9,549
Daiwa House Industry Co. Ltd.	1,000	10,568
Daiwa Securities Group, Inc.	4,000	20,073
Denki Kagaku Kogyo KK	1,000	4,077
Denso Corp.	1,000	29,523
Dentsu, Inc.	400	9,243
Dowa Holdings Co. Ltd.	1,000	5,583
East Japan Railway Co.	700	47,070
Eisai Co. Ltd.	500	18,639
Electric Power Development Co. Ltd.	400	11,641
Elpida Memory, Inc. (a)	300	5,321
FamilyMart Co. Ltd.	100	3,163
Fanuc Ltd.	400	38,374
Fast Retailing Co. Ltd.	100	16,639
Fuji Electric Holdings Co. Ltd. (a)	1,000	1,994
Fuji Heavy Industries Ltd. (a)	1,000	4,708
Fuji Media Holdings, Inc.	1	1,504
Fujifilm Holdings Corp.	900	28,824
Fujitsu Ltd.	4,000	24,637
Fukuoka Financial Group, Inc.	2,000	7,334
Furukawa Electric Co. Ltd.	1,000	4,863
GS Yuasa Corp.	1,000	6,425
Gunma Bank Ltd.	1,000	5,162
Hakuhodo DY Holdings, Inc.	30	1,469
Hankyu Hanshin Holdings, Inc.	2,000	9,239
Hirose Electric Co. Ltd.	100	10,712
Hiroshima Bank Ltd.	1,000	3,955
Hisamitsu Pharmaceutical Co., Inc.	100	3,611
Hitachi Chemical Co. Ltd.	300	6,437
Hitachi Construction Machinery Co. Ltd.	200	4,223
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi High-Technologies Corp.	100	$ 2,022
Hitachi Ltd. (a)	9,000	30,825
Hokkaido Electric Power Co., Inc.	300	5,720
Hokuhoku Financial Group, Inc.	2,000	4,165
Hokuriku Electric Power Co., Inc.	300	6,510
Honda Motor Co. Ltd.	3,400	115,217
Hoya Corp.	800	21,447
Ibiden Co. Ltd.	300	10,302
Idemitsu Kosan Co., Ltd.	100	6,403
Inpex Corp.	2	14,623
Isetan Mitsukoshi Holdings Ltd.	1,000	9,427
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	2,000	3,102
Isuzu Motors Ltd. (a)	2,000	4,254
Ito En Ltd.	100	1,491
Itochu Corp.	3,000	23,529
ITOCHU Techno-Solutions Corp.	100	3,031
Iyo Bank Ltd.	1,000	8,275
J Front Retailing Co. Ltd.	1,000	4,797
JAFCO Co. Ltd.	100	2,475
Japan Petroleum Exploration Co. Ltd.	100	4,703
Japan Prime Realty Investment Corp.	1	1,922
Japan Real Estate Investment Corp.	1	8,386
Japan Retail Fund Investment Corp.	1	4,653
Japan Steel Works Ltd.	1,000	12,319
Japan Tobacco, Inc.	9	32,602
JFE Holdings, Inc.	1,000	35,006
Joyo Bank Ltd.	1,000	4,055
JS Group Corp.	700	12,399
JSR Corp.	300	5,926
JTEKT Corp.	300	3,426
Jupiter Telecommunications Co.	3	3,008
Kajima Corp.	1,000	2,094
Kamigumi Co. Ltd.	1,000	7,533
Kaneka Corp.	1,000	6,469
Kansai Electric Power Co., Inc.	1,600	36,495
Kansai Paint Co. Ltd.	1,000	8,131
Kao Corp.	1,100	26,504
Kawasaki Heavy Industries Ltd.	4,000	10,325
Kawasaki Kisen Kaisha Ltd. (a)	1,000	3,556
KDDI Corp.	6	31,672
Keihin Electric Express Railway Co. Ltd.	1,000	7,699
Keio Corp.	1,000	6,314
Common Stocks - continued
	Shares	Value
Japan - continued
Keisei Electric Railway Co.	1,000	$ 5,495
Keyence Corp.	100	23,075
Kintetsu Corp.	3,000	10,369
Kirin Holdings Co. Ltd.	2,000	30,553
Kobe Steel Ltd. (a)	4,000	7,178
Komatsu Ltd.	1,900	38,307
Konami Corp.	100	1,654
Konica Minolta Holdings, Inc.	1,000	10,236
Kubota Corp.	2,000	18,013
Kuraray Co. Ltd.	1,000	11,676
Kuraya Sanseido, Inc.	200	2,512
Kurita Water Industries Ltd.	200	6,221
Kyocera Corp.	300	27,150
Kyowa Hakko Kirin Co., Ltd.	1,000	10,435
Kyushu Electric Power Co., Inc.	800	17,361
Lawson, Inc.	100	4,542
Mabuchi Motor Co. Ltd.	100	5,484
Makita Corp.	200	6,691
Marubeni Corp.	3,000	17,514
Marui Group Co. Ltd.	300	1,861
Maruichi Steel Tube Ltd.	100	1,815
Matsui Securities Co. Ltd.	200	1,367
Mazda Motor Corp. (a)	4,000	10,856
McDonald's Holdings Co. (Japan) Ltd.	100	2,034
Meiji Holdings Co. Ltd. (a)	100	3,766
Minebea Ltd.	1,000	5,317
Mitsubishi Chemical Holdings Corp.	3,000	12,529
Mitsubishi Corp.	2,600	62,991
Mitsubishi Electric Corp. (a)	4,000	31,328
Mitsubishi Estate Co. Ltd.	2,000	32,525
Mitsubishi Gas Chemical Co., Inc.	1,000	5,328
Mitsubishi Heavy Industries Ltd.	6,000	21,004
Mitsubishi Materials Corp. (a)	2,000	5,207
Mitsubishi Motors Corp. of Japan (a)	8,000	11,078
Mitsubishi Rayon Co. Ltd.	1,000	4,154
Mitsubishi Tanabe Pharma Corp.	1,000	14,202
Mitsubishi UFJ Financial Group, Inc.	26,300	135,334
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	2,765
Mitsui & Co. Ltd.	3,600	53,121
Mitsui Chemicals, Inc.	3,000	8,043
Mitsui Engineering & Shipbuilding Co.	1,000	2,426
Mitsui Fudosan Co. Ltd.	1,000	17,005
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui Mining & Smelting Co. Ltd. (a)	1,000	$ 2,648
Mitsui O.S.K. Lines Ltd.	3,000	18,810
Mitsui Sumitomo Insurance Group Holdings, Inc.	900	22,582
Mitsumi Electric Co. Ltd.	100	1,745
Mizuho Financial Group, Inc.	28,500	55,251
Mizuho Securities Co. Ltd.	1,000	2,958
Mizuho Trust & Banking Co. Ltd. (a)	2,000	2,016
Murata Manufacturing Co. Ltd.	400	22,001
Namco Bandai Holdings, Inc.	300	3,001
NEC Corp. (a)	5,000	12,961
NGK Insulators Ltd.	1,000	21,823
NHK Spring Co. Ltd.	1,000	8,729
Nidec Corp.	200	19,696
Nikon Corp.	700	14,431
Nintendo Co. Ltd.	200	55,757
Nippon Building Fund, Inc.	1	8,840
Nippon Electric Glass Co. Ltd.	1,000	14,135
Nippon Express Co. Ltd.	2,000	8,419
Nippon Meat Packers, Inc.	1,000	12,629
Nippon Mining Holdings, Inc.	1,500	6,497
Nippon Oil Corp.	3,000	14,058
Nippon Paper Group, Inc.	300	7,827
Nippon Sheet Glass Co. Ltd.	1,000	2,592
Nippon Steel Corp.	11,000	40,091
Nippon Telegraph & Telephone Corp.	1,100	46,290
Nippon Yusen KK	3,000	10,402
Nipponkoa Insurance Co. Ltd.	2,000	11,521
Nishi-Nippon City Bank Ltd.	1,000	2,592
Nissan Motor Co. Ltd. (a)	5,100	41,455
Nissha Printing Co. Ltd.	100	4,243
Nisshin Seifun Group, Inc.	500	6,691
Nisshin Steel Co. Ltd.	1,000	1,706
Nisshinbo Holdings, Inc.	1,000	8,740
Nissin Food Holdings Co. Ltd.	100	3,307
Nitori Co. Ltd.	100	7,577
Nitto Denko Corp.	300	11,549
NOK Corp.	200	2,982
Nomura Holdings, Inc.	7,500	56,069
Nomura Real Estate Holdings, Inc.	100	1,504
Nomura Real Estate Office Fund, Inc.	1	5,783
Nomura Research Institute Ltd.	300	6,723
NSK Ltd.	1,000	7,278
Common Stocks - continued
	Shares	Value
Japan - continued
NTN Corp.	1,000	$ 4,331
NTT Data Corp.	2	6,226
NTT DoCoMo, Inc.	32	47,898
NTT Urban Development Co.	2	1,473
Obayashi Corp.	1,000	3,534
Obic Co. Ltd.	10	1,870
Odakyu Electric Railway Co. Ltd.	1,000	8,131
Oji Paper Co. Ltd.	2,000	8,419
Olympus Corp.	500	15,011
Omron Corp.	600	11,957
Ono Pharmaceutical Co. Ltd.	200	8,896
Oracle Corp. Japan	100	4,320
Oriental Land Co. Ltd.	100	6,868
ORIX Corp.	220	16,573
Osaka Gas Co. Ltd.	4,000	14,091
Panasonic Corp.	4,100	64,056
Panasonic Electric Works Co., Ltd.	1,000	10,989
Rakuten, Inc.	16	13,098
Resona Holdings, Inc.	1,100	13,758
Ricoh Co. Ltd.	1,000	14,335
Rinnai Corp.	100	4,686
ROHM Co. Ltd.	200	13,493
Sankyo Co. Ltd. (Gunma)	100	5,351
Santen Pharmaceutical Co. Ltd.	100	3,147
Sanyo Electric Co. Ltd. (a)	5,000	8,419
Sapporo Breweries Ltd.	1,000	5,284
Sapporo Hokuyo Holdings, Inc.	400	1,622
SBI Holdings, Inc.	49	9,380
Secom Co. Ltd.	400	17,924
Sega Sammy Holdings, Inc.	300	3,383
Seiko Epson Corp.	200	3,310
Sekisui Chemical Co. Ltd.	1,000	6,769
Sekisui House Ltd.	1,000	9,472
Senshu Ikeda Holdings, Inc. (a)	700	2,357
Seven & i Holdings Co., Ltd.	1,600	35,042
Seven Bank Ltd.	1	2,089
Sharp Corp.	2,000	24,017
Shikoku Electric Power Co., Inc.	300	8,215
SHIMANO, Inc.	100	4,104
SHIMIZU Corp.	1,000	3,811
Shin-Etsu Chemical Co., Ltd.	800	41,919
Shinko Electric Industries Co.Ltd.	100	1,356
Common Stocks - continued
	Shares	Value
Japan - continued
Shinsei Bank Ltd. (a)	1,000	$ 1,252
Shionogi & Co. Ltd.	600	12,390
Shiseido Co. Ltd.	700	14,408
Shizuoka Bank Ltd.	1,000	8,663
Showa Denko KK	2,000	4,099
Showa Shell Sekiyu KK	300	2,366
SMC Corp.	100	12,108
SOFTBANK CORP.	1,600	40,784
Sojitz Corp.	1,800	3,310
Sompo Japan Insurance, Inc.	2,000	13,094
Sony Corp.	2,100	70,035
Sony Financial Holdings, Inc.	3	8,225
Square Enix Holdings Co. Ltd.	100	2,003
Stanley Electric Co. Ltd.	200	3,833
Sumco Corp.	200	3,452
Sumitomo Chemical Co. Ltd.	3,000	13,526
Sumitomo Corp.	2,300	25,963
Sumitomo Electric Industries Ltd.	1,500	19,757
Sumitomo Heavy Industries Ltd. (a)	1,000	5,140
Sumitomo Metal Industries Ltd.	7,000	19,309
Sumitomo Metal Mining Co. Ltd.	1,000	13,980
Sumitomo Mitsui Financial Group, Inc.	2,800	91,038
Sumitomo Realty & Development Co. Ltd.	1,000	17,846
Sumitomo Rubber Industries Ltd.	200	1,573
Sumitomo Trust & Banking Co. Ltd.	3,000	16,717
Suzuken Co. Ltd.	100	3,346
Suzuki Motor Corp.	700	15,905
Sysmex Corp.	100	5,605
T&D Holdings, Inc.	600	12,449
Taiheiyo Cement Corp. (a)	1,000	1,130
Taisei Corp.	1,000	1,939
Taiyo Nippon Sanso Corp.	1,000	9,881
Takashimaya Co. Ltd.	1,000	7,311
Takeda Pharmaceutical Co. Ltd.	1,600	70,367
TDK Corp.	300	19,475
Teijin Ltd.	2,000	6,071
Terumo Corp.	300	16,816
The Hachijuni Bank Ltd.	1,000	5,783
The Suruga Bank Ltd.	1,000	8,851
THK Co. Ltd.	200	3,968
Tobu Railway Co. Ltd.	2,000	10,746
Toho Co. Ltd.	200	3,321
Common Stocks - continued
	Shares	Value
Japan - continued
Toho Gas Co. Ltd.	1,000	$ 5,251
Tohoku Electric Power Co., Inc.	900	18,146
Tokio Marine Holdings, Inc.	1,500	40,545
Tokuyama Corp.	1,000	5,306
Tokyo Electric Power Co.	2,500	67,437
Tokyo Electron Ltd.	300	18,345
Tokyo Gas Co., Ltd.	5,000	20,273
Tokyo Steel Manufacturing Co. Ltd.	100	997
Tokyo Tatemono Co. Ltd.	1,000	3,966
Tokyu Corp.	2,000	8,109
Tokyu Land Corp.	1,000	3,778
TonenGeneral Sekiyu KK	1,000	8,319
Toppan Printing Co. Ltd.	1,000	8,752
Toray Industries, Inc.	3,000	16,484
Toshiba Corp. (a)	8,000	44,046
Tosoh Corp.	1,000	2,570
Toto Ltd.	1,000	6,104
Toyo Seikan Kaisha Ltd.	200	2,812
Toyoda Gosei Co. Ltd.	100	2,769
Toyota Boshoku Corp.	100	2,199
Toyota Industries Corp.	500	14,745
Toyota Motor Corp.	6,100	234,614
Toyota Tsusho Corp.	600	9,186
Trend Micro, Inc.	200	7,422
Tsumura & Co.	100	3,168
Ube Industries Ltd.	3,000	7,777
Uni-Charm Corp.	100	9,505
UNY Co. Ltd.	300	2,300
Ushio, Inc.	200	3,405
USS Co. Ltd.	30	1,821
West Japan Railway Co.	3	10,352
Yahoo! Japan Corp.	36	13,659
Yakult Honsha Co. Ltd.	300	8,711
Yamada Denki Co. Ltd.	190	12,229
Yamaha Corp.	200	2,393
Yamaha Motor Co. Ltd.	700	9,577
Yamato Holdings Co. Ltd.	1,000	13,770
Yamato Kogyo Co. Ltd.	100	3,164
Yaskawa Electric Corp.	1,000	8,297
Yokogawa Electric Corp.	300	2,426
TOTAL JAPAN		4,527,070
Common Stocks - continued
	Shares	Value
Korea (South) - 2.6%
Amorepacific Corp.	5	$ 3,495
Busan Bank	230	2,262
Celltrion, Inc. (a)	76	1,046
Cheil Industries, Inc.	156	7,525
CJ CheilJedang Corp.	11	1,984
Daegu Bank Co. Ltd.	170	2,178
Daelim Industrial Co.	40	2,647
Daewoo Engineering & Construction Co. Ltd.	160	1,643
Daewoo International Corp.	72	2,174
Daewoo Securities Co. Ltd.	180	2,998
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	140	2,187
DC Chemical Co. Ltd.	18	2,703
Dongbu Insurance Co. Ltd.	60	1,737
Dongkuk Steel Mill Co. Ltd.	50	992
Doosan Co. Ltd.	14	1,238
Doosan Heavy Industries & Construction Co. Ltd.	45	3,203
Doosan Infracore Co. Ltd.	110	1,661
Glovis Co. Ltd.	52	4,325
GS Engineering & Construction Corp.	99	7,594
GS Holdings Corp.	70	2,087
Hana Financial Group, Inc.	430	12,356
Hanjin Heavy Industries & Consolidated Co. Ltd.	40	744
Hanjin Shipping Co. Ltd. (a)	67	1,364
Hanjin Shipping Holdngs Co. Ltd.	12	158
Hankook Tire Co. Ltd.	110	2,117
Hanwha Chemical Corp.	110	1,386
Hanwha Corp.	70	2,824
HITE Brewery Co. Ltd.	7	957
Honam Petrochemical Corp.	20	1,942
Hynix Semiconductor, Inc. (a)	990	19,434
Hyosung Corp.	32	2,245
Hyundai Department Store Co. Ltd.	21	1,839
Hyundai Engineering & Construction Co. Ltd.	145	8,058
Hyundai Heavy Industries Co. Ltd.	84	13,554
Hyundai Industrial Development & Construction Co.	80	2,482
Hyundai Mipo Dockyard Co. Ltd.	16	1,505
Hyundai Mobis	132	16,857
Hyundai Motor Co.	344	33,542
Hyundai Securities Co. Ltd.	170	2,010
Hyundai Steel Co.	134	9,863
Industrial Bank of Korea (a)	230	2,610
Kangwon Land, Inc.	140	1,915
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KB Financial Group, Inc. (a)	695	$ 30,345
KCC Corp.	7	2,060
Kia Motors Corp. (a)	560	9,447
Korea Electric Power Corp. (a)	550	18,200
Korea Exchange Bank	730	8,315
Korea Gas Corp.	33	1,481
Korea Investment Holdings Co. Ltd.	50	1,325
Korea Zinc Co. Ltd.	12	1,755
Korean Air Lines Co. Ltd. (a)	50	2,438
KT Corp.	310	13,321
KT&G Corp.	242	14,137
LG Chemical Ltd.	98	16,913
LG Corp.	207	11,235
LG Display Co. Ltd.	500	16,352
LG Electronics, Inc.	204	19,187
LG Household & Health Care Ltd.	12	2,941
LG Telecom Ltd.	318	2,472
Lotte Confectionery Co. Ltd.	1	1,068
Lotte Shopping Co. Ltd.	27	6,966
LS Cable Ltd.	25	2,064
LS Industrial Systems Ltd.	23	1,663
Mirae Asset Securities Co. Ltd.	33	1,657
NCsoft Corp.	19	2,140
NHN Corp. (a)	87	12,987
POSCO	137	63,364
S-Oil Corp.	160	7,110
S1 Corp.	24	965
Samsung C&T Corp.	268	13,320
Samsung Card Co. Ltd.	52	2,297
Samsung Electro-Mechanics Co. Ltd.	137	11,526
Samsung Electronics Co. Ltd.	231	156,272
Samsung Engineering Co. Ltd.	88	8,619
Samsung Fire & Marine Insurance Co. Ltd.	84	13,446
Samsung Heavy Industries Ltd.	440	9,093
Samsung SDI Co. Ltd.	86	10,092
Samsung Securities Co. Ltd.	148	8,084
Samsung Techwin Co. Ltd.	112	7,345
Shinhan Financial Group Co. Ltd. (a)	860	30,103
Shinsegae Co. Ltd.	31	14,043
SK Broadband Co., Ltd. (a)	203	914
SK Energy Co. Ltd.	130	11,835
SK Holdings Co. Ltd.	33	2,375
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Networks Co. Ltd.	100	$ 897
SK Telecom Co. Ltd.	87	13,738
STX Pan Ocean Co. Ltd. (Korea)	150	1,527
STX Shipbuilding Co. Ltd.	60	606
Taewoong Co. Ltd.	12	828
Tong Yang Securities, Inc.	100	928
Woongjin Coway Co. Ltd.	70	2,159
Woori Finance Holdings Co. Ltd. (a)	690	7,978
Woori Investment & Securities Co. Ltd.	120	1,574
Yuhan Corp.	12	1,760
TOTAL KOREA (SOUTH)		798,708
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	1,800	69,681
Millicom International Cellular SA unit	167	11,952
SES SA FDR (France) unit	615	13,489
Tenaris SA	963	21,430
TOTAL LUXEMBOURG		116,552
Malaysia - 0.6%
AirAsia Bhd (a)	1,900	757
AMMB Holdings Bhd	5,600	7,970
Axiata Group Bhd	3,600	3,447
Berjaya Sports Toto Bhd	1,100	1,359
British American Tobacco (Malaysia) Bhd	200	2,466
Bumiputra-Commerce Holdings Bhd	4,000	14,830
Bursa Malaysia Bhd	500	1,126
DiGi.com Bhd	1,200	7,682
Gamuda Bhd	2,200	1,785
Genting Bhd	5,200	10,736
Genting Malaysia Bhd	10,000	8,141
Genting Plantations Bhd	400	709
Hong Leong Bank BHD	600	1,432
Hong Leong Credit BHD	500	1,107
IGB Corp. Bhd (a)	1,500	795
IJM Corp. Bhd	1,600	2,155
IOI Corp. Bhd	8,100	12,216
KLCC Property Holdings Bhd	800	775
Kuala Lumpur Kepong Bhd	1,600	7,759
Lafarge Malayan Cement Bhd	500	922
Malayan Banking Bhd	7,300	14,516
Malaysian Airline System Bhd (a)	900	688
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malaysian Plantations Bhd	1,300	$ 952
Maxis Bhd	5,500	8,665
MISC Bhd:
rights 2/9/10 (a)	680	126
(For. Reg.)	3,400	7,955
MMC Corp. Bhd	1,100	751
Parkson Holdings Bhd	707	1,149
Petronas Dagangan BHD	300	764
Petronas Gas BHD	700	2,003
PLUS Expressways Bhd	2,100	2,036
PPB Group Bhd	1,700	7,955
Public Bank Bhd (For. Reg.)	2,900	10,191
RHB Capital BHD	600	926
Sime Darby Bhd	4,300	10,741
SP Setia Bhd	1,100	1,301
Telekom Malaysia Bhd	1,400	1,279
Tenaga Nasional BHD	4,700	10,984
UMW Holdings Bhd	800	1,464
YTL Corp. Bhd	3,100	6,700
YTL Power International Bhd	2,900	1,860
TOTAL MALAYSIA		181,175
Mauritius - 0.0%
Golden Agri-Resources Ltd. (a)	9,000	3,328
Mexico - 0.9%
Alfa SA de CV Series A	400	2,581
America Movil SAB de CV Series L	38,400	84,035
Carso Global Telecom Sab de CV Series A1 (a)	2,000	8,821
Cemex SA de CV unit	19,300	18,049
Coca-Cola FEMSA SAB de CV Series L	400	2,473
Desarrolladora Homex SAB de CV (a)	300	1,533
Fomento Economico Mexicano SAB de CV unit	4,500	19,049
Grupo Aeroportuario del Pacifico SA de CV Series B	700	2,211
Grupo Bimbo Sab de CV Series A	500	3,145
Grupo Carso SA de CV Series A1	800	2,474
Grupo Elektra SA de CV	200	10,152
Grupo Financiero Banorte SAB de CV Series O	3,200	10,524
Grupo Financiero Inbursa SA de CV Series O	900	2,756
Grupo Mexico SA de CV Series B	7,800	15,811
Grupo Modelo SAB de CV Series C (a)	700	3,455
Grupo Televisa SA de CV	5,200	20,410
Industrias Penoles SA de CV	305	5,643
Common Stocks - continued
	Shares	Value
Mexico - continued
Kimberly-Clark de Mexico SA de CV Series A	800	$ 3,590
Mexichem SAB de CV	1,300	2,783
Telefonos de Mexico SA de CV Series L	13,300	10,770
Telmex Internacional SAB de CV Series L	12,600	11,118
Urbi, Desarrollos Urbanos, SA de CV (a)	700	1,486
Wal-Mart de Mexico SA de CV Series V	6,100	27,049
TOTAL MEXICO		269,918
Morocco - 0.0%
Attijariwafa Bank	41	1,364
Douja Promotion Groupe Addoha SA	141	1,964
Maroc Telecom	518	9,417
ONA SA	8	1,331
TOTAL MOROCCO		14,076
Netherlands - 1.9%
Aegon NV (a)	3,279	19,593
Akzo Nobel NV	473	28,155
ASML Holding NV (Netherlands)	855	26,851
Corio NV	145	8,900
European Aeronautic Defence and Space Co. EADS NV	830	16,221
Fugro NV (Certificaten Van Aandelen) unit	167	9,904
Heineken Holding NV (A Shares)	267	11,227
Heineken NV (Bearer)	506	24,964
ING Groep NV (Certificaten Van Aandelen) unit (a)	7,617	71,328
James Hardie Industries NV unit (a)	1,236	8,197
Koninklijke Ahold NV	2,448	30,760
Koninklijke Boskalis Westminster NV	195	6,846
Koninklijke KPN NV	3,463	57,340
Koninklijke Philips Electronics NV	1,989	60,062
QIAGEN NV (a)	486	10,565
Randstad Holdings NV (a)	232	11,134
Reed Elsevier NV	1,529	18,464
Royal DSM NV	311	14,495
SBM Offshore NV	434	8,470
STMicroelectronics NV	1,463	11,980
TNT NV	749	21,502
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	3,382	103,553
Vopak NV	50	3,745
Wolters Kluwer NV (Certificaten Van Aandelen)	604	12,607
TOTAL NETHERLANDS		596,863
Common Stocks - continued
	Shares	Value
New Zealand - 0.1%
Auckland International Airport Ltd.	1,203	$ 1,713
Contact Energy Ltd.	422	1,717
Fletcher Building Ltd.	1,654	9,213
Sky City Entertainment Group Ltd.	833	1,928
Telecom Corp. of New Zealand Ltd.	5,100	8,510
TOTAL NEW ZEALAND		23,081
Norway - 0.5%
DnB NOR ASA (a)	2,022	22,833
Norsk Hydro ASA (a)	1,400	10,153
Orkla ASA (A Shares)	1,600	14,428
Renewable Energy Corp. AS (a)	1,000	5,799
StatoilHydro ASA	2,300	51,615
Telenor ASA (a)	1,700	22,094
Yara International ASA	350	14,612
TOTAL NORWAY		141,534
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	371	11,679
Philippines - 0.1%
Ayala Corp.	250	1,559
Ayala Land, Inc.	7,200	1,626
Banco de Oro Universal Bank	1,100	852
Bank of the Philippine Islands (BPI)	1,800	1,761
Globe Telecom, Inc.	50	984
Jollibee Food Corp.	700	790
Manila Electric Co.	630	2,195
Metropolitan Bank & Trust Co.	1,000	903
Philippine Long Distance Telephone Co.	150	8,613
PNOC Energy Development Corp.	10,000	1,022
SM Investments Corp.	260	1,775
SM Prime Holdings, Inc.	6,000	1,213
TOTAL PHILIPPINES		23,293
Poland - 0.3%
Asseco Poland SA	81	1,678
Bank Handlowy w Warszawie SA (a)	45	1,162
Bank Millennium SA (a)	664	971
Bank Polska Kasa Opieki SA (a)	245	14,344
Bank Zachodni WBK SA (a)	31	1,895
BRE Bank SA (a)	15	1,327
Cyfrowy Polsat SA	148	765
Common Stocks - continued
	Shares	Value
Poland - continued
Getin Holding SA (a)	445	$ 1,402
Globe Trade Centre SA (a)	170	1,397
Grupa Lotos SA (a)	93	893
ING Bank Slaski SA (a)	4	961
KGHM Polska Miedz SA (Bearer)	292	9,698
PBG SA (a)	13	953
Polish Oil & Gas Co.	1,657	2,162
Polska Grupa Energetyczna SA	896	7,240
Polski Koncern Naftowy Orlen SA (a)	814	9,406
Powszechna Kasa Oszczednosci Bank SA	1,280	17,202
Telekomunikacja Polska SA	1,745	9,709
TVN SA	196	940
TOTAL POLAND		84,105
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.)	6,979	7,540
Banco Espirito Santo SA (Reg.)	1,428	8,310
Brisa Auto-Estradas de Portugal SA	255	2,420
Cimpor-Cimentos de Portugal SGPS SA	334	2,815
Energias de Portugal SA	3,639	14,424
Galp Energia SGPS SA Class B	219	3,492
Jeronimo Martins SGPS SA	313	3,003
Portugal Telecom SGPS SA (Reg.)	1,210	12,486
TOTAL PORTUGAL		54,490
Russia - 1.3%
Comstar United TeleSystems OJSC GDR (Reg. S)	235	1,393
Federal Grid Co. Unified Energy System JSC (a)	409,610	4,698
Gazprom Neft (a)	467	2,685
Lukoil Oil Co. (a)	665	35,910
Lukoil Oil Co. sponsored ADR	309	16,964
Mechel Steel Group OAO sponsored ADR	407	8,055
Mobile TeleSystems OJSC sponsored ADR	383	18,300
Novolipetsk Steel Ojsc (a)	110	3,359
OAO Gazprom	13,463	80,778
OAO Gazprom sponsored ADR (Reg. S)	1,573	38,143
OAO NOVATEK GDR	197	13,955
OAO Tatneft sponsored ADR	520	15,999
OAO TMK unit	77	1,472
OJSC MMC Norilsk Nickel (a)	122	18,788
OJSC MMC Norilsk Nickel sponsored ADR (a)	550	8,415
OJSC Oil Co. Rosneft (a)	1,806	13,816
Common Stocks - continued
	Shares	Value
Russia - continued
OJSC Oil Company Rosneft GDR (Reg. S)	838	$ 6,445
Pharmstandard OJSC unit (a)	107	2,054
Polymetal JSC (a)	111	1,088
Polyus Gold OJSC	108	5,292
Polyus Gold OJSC sponsored ADR	176	4,638
RusHydro JSC sponsored ADR (a)	1,221	5,286
RusHydro OJSC (a)	144,700	6,048
Sberbank (Savings Bank of the Russian Federation)	17,972	52,388
Severstal JSC (a)	285	3,292
Sistema JSFC sponsored GDR (a)	137	3,401
Surgutneftegaz JSC:
(Reg.)	10,100	8,484
sponsored ADR	520	4,347
Uralkali JSC (a)	1,055	4,748
Vimpel Communications sponsored ADR	637	11,555
VTB Bank JSC (a)	2,224,000	5,449
VTB Bank JSC unit	1,007	5,020
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	100	2,078
TOTAL RUSSIA		414,343
Singapore - 0.9%
Ascendas Real Estate Investment Trust (A-REIT)	2,000	2,759
CapitaLand Ltd.	6,000	16,469
CapitaMall Trust	7,000	8,412
CapitaMalls Asia Ltd.	2,000	3,285
City Developments Ltd.	1,000	7,623
ComfortDelgro Corp. Ltd.	3,000	3,392
Cosco Corp. Singapore Ltd.	1,000	896
DBS Group Holdings Ltd.	3,000	30,464
Fraser & Neave Ltd.	2,000	5,916
Keppel Corp. Ltd.	3,000	17,856
Neptune Orient Lines Ltd.	1,000	1,230
Olam International Ltd.	2,000	3,399
Oversea-Chinese Banking Corp. Ltd.	5,000	29,120
SembCorp Industries Ltd.	3,000	7,531
SembCorp Marine Ltd.	1,000	2,361
Singapore Airlines Ltd.	1,000	9,828
Singapore Exchange Ltd.	2,000	11,364
Singapore Press Holdings Ltd.	4,000	10,524
Singapore Technologies Engineering Ltd.	4,000	8,789
Singapore Telecommunications Ltd.	16,000	34,247
StarHub Ltd.	1,000	1,543
Common Stocks - continued
	Shares	Value
Singapore - continued
United Overseas Bank Ltd.	3,000	$ 38,741
UOL Group Ltd.	1,000	2,660
Wilmar International Ltd.	3,000	14,059
Yangzijiang Shipbuilding Holdings Ltd.	5,000	3,769
TOTAL SINGAPORE		276,237
South Africa - 1.4%
Absa Group Ltd.	724	12,751
African Bank Investments Ltd.	2,223	8,659
African Rainbow Minerals Ltd.	150	3,306
Anglo Platinum Ltd. (a)	127	12,096
AngloGold Ashanti Ltd.	616	22,543
ArcelorMittal South Africa Ltd.	253	3,498
Aspen Pharmacare Holdings Ltd. (a)	765	6,764
Aveng Ltd.	562	2,617
Bidvest Group Ltd.	669	11,512
Discovery Holdings Ltd.	375	1,528
Exxaro Resources Ltd.	177	2,461
FirstRand Ltd.	5,972	14,612
Foschini Ltd.	291	2,144
Gold Fields Ltd.	1,359	15,609
Growthpoint Properties Ltd.	4,463	8,015
Harmony Gold Mining Co. Ltd.	944	8,723
Impala Platinum Holdings Ltd.	1,105	28,630
Imperial Holdings Ltd.	237	2,492
Investec Ltd.	306	2,185
Kumba Iron Ore Ltd.	222	9,465
Liberty Holdings Ltd.	162	1,424
Massmart Holdings Ltd.	285	3,258
MTN Group Ltd.	3,067	44,038
Murray & Roberts Holdings Ltd.	448	2,323
Naspers Ltd. Class N	801	28,372
Nedbank Group Ltd.	273	4,369
Netcare Ltd.	1,320	2,251
Northam Platinum Ltd.	204	1,331
Pick 'n Pay Stores Ltd.	320	1,692
Pretoria Portland Cement Co. Ltd.	706	3,107
Redefine Income Fund Ltd. unit	3,385	3,180
Remgro Ltd.	1,006	11,871
Reunert Ltd.	251	1,848
RMB Holdings Ltd.	2,164	8,769
Sanlam Ltd.	4,395	13,192
Common Stocks - continued
	Shares	Value
South Africa - continued
Sappi Ltd. (a)	725	$ 3,120
Sasol Ltd.	1,198	45,106
Shoprite Holdings Ltd.	1,091	9,997
Standard Bank Group Ltd.	2,462	35,157
Steinhoff International Holdings Ltd.	3,333	8,518
Telkom SA Ltd.	371	1,615
Tiger Brands Ltd.	433	10,054
Truworths International Ltd.	1,378	7,665
Vodacom Group (Pty) Ltd.	529	3,782
Woolworths Holdings Ltd.	968	2,321
TOTAL SOUTH AFRICA		437,970
Spain - 2.8%
Abertis Infraestructuras SA	601	12,172
Acerinox SA	415	7,809
Actividades de Construccion y Servicios SA (ACS)	292	13,781
Banco Bilbao Vizcaya Argentaria SA	7,391	112,661
Banco de Sabadell SA	2,069	11,028
Banco de Valencia SA	300	2,277
Banco Popular Espanol SA (Reg.)	1,800	13,640
Banco Santander SA	17,014	241,267
Bankinter SA	838	7,480
Cintra Concesiones de Infrastructuras de Transporte SA	969	10,107
Criteria CaixaCorp, SA	2,151	9,742
EDP Renovaveis SA (a)	309	2,663
Enagas SA	461	9,556
Fomento Construcciones y Contratas SA (FOCSA)	54	2,077
Gamesa Corporacion Tecnologica, SA	516	7,489
Gas Natural SDG SA Series E	526	10,447
Gestevision Telecinco SA	140	1,996
Grifols SA	181	2,759
Grupo Acciona SA	71	8,558
Iberdrola Renovables SA	2,169	9,608
Iberdrola SA	7,504	63,886
Iberia Lineas Aereas de Espana SA (a)	670	2,034
Inditex SA	436	27,444
Indra Sistemas SA	139	3,017
Mapfre SA (Reg.)	1,039	4,097
Red Electrica Corporacion SA	238	11,931
Repsol YPF SA	1,500	35,435
Telefonica SA	8,799	210,777
Common Stocks - continued
	Shares	Value
Spain - continued
Vallehermoso SA (a)	130	$ 1,353
Zardoya Otis SA	188	3,489
TOTAL SPAIN		860,580
Sweden - 1.6%
Alfa Laval AB	815	11,064
Assa Abloy AB (B Shares)	677	11,681
Atlas Copco AB:
(A Shares)	1,266	17,163
(B Shares)	902	10,872
Electrolux AB (B Shares) (a)	529	12,462
Getinge AB (B Shares)	523	11,195
H&M Hennes & Mauritz AB (B Shares)	1,030	60,611
Holmen AB (B Shares)	75	1,795
Husqvarna AB (B Shares) (a)	1,168	7,947
Investor AB (B Shares)	896	15,772
Lundin Petroleum AB (a)	314	2,386
Nordea Bank AB	6,670	61,171
Sandvik AB	1,988	21,601
Scania AB (B Shares)	806	9,902
Securitas AB (B Shares)	903	8,745
Skandinaviska Enskilda Banken AB (A Shares) (a)	3,131	18,542
Skanska AB (B Shares)	837	12,951
SKF AB (B Shares)	818	12,638
SSAB Svenskt Stal AB:
(A Shares)	514	8,308
(B Shares)	119	1,761
Svenska Cellulosa AB (SCA) (B Shares)	1,150	15,493
Svenska Handelsbanken AB (A Shares)	993	25,873
Swedbank AB (A Shares)	1,260	10,841
Swedish Match Co.	570	11,935
TELE2 AB (B Shares)	727	10,242
Telefonaktiebolaget LM Ericsson (B Shares)	6,112	59,229
TeliaSonera AB	4,491	30,208
Volvo AB:
(A Shares)	622	5,218
(B Shares)	2,447	20,611
TOTAL SWEDEN		508,217
Switzerland - 5.0%
ABB Ltd. (Reg.)	4,545	82,278
Actelion Ltd. (Reg.) (a)	228	12,062
Common Stocks - continued
	Shares	Value
Switzerland - continued
Adecco SA (Reg.)	253	$ 13,631
ARYZTA AG	237	9,360
Baloise Holdings AG (Reg.)	123	10,197
BKW FMB Energie AG	18	1,369
Compagnie Financiere Richemont SA Series A	1,071	36,274
Credit Suisse Group (Reg.)	2,351	101,693
Geberit AG (Reg.)	84	14,783
Givaudan SA	17	13,857
Holcim Ltd. (Reg.)	509	34,853
Julius Baer Group Ltd.	432	14,259
Julius Baer Holding Ltd.	300	3,434
Kuehne & Nagel International AG	122	11,758
Lindt & Spruengli AG (participation certificate)	5	10,781
Logitech International SA (Reg.) (a)	517	8,732
Lonza Group AG	127	9,031
Nestle SA (Reg.)	7,235	342,935
Nobel Biocare Holding AG (Switzerland)	319	9,383
Novartis AG (Reg.)	4,391	234,973
Pargesa Holding SA	38	3,185
Roche Holding AG (participation certificate)	1,462	245,270
Schindler Holding AG:
(participation certificate)	127	9,388
(Reg.)	30	2,244
SGS Societe Generale de Surveillance Holding SA (Reg.)	11	14,143
Sonova Holding AG Class B	102	12,624
Straumann Holding AG	11	2,918
Swiss Life Holding AG	76	9,559
Swiss Reinsurance Co. (Reg.)	720	31,124
Swisscom AG (Reg.)	47	17,130
Syngenta AG (Switzerland)	194	49,644
The Swatch Group AG:
(Bearer)	67	17,514
(Reg.)	61	3,068
UBS AG (For. Reg.) (a)	7,441	97,041
Zurich Financial Services AG (Reg.)	307	65,269
TOTAL SWITZERLAND		1,555,764
Taiwan - 2.3%
Acer, Inc.	5,000	14,031
Advanced Semiconductor Engineering, Inc.	11,000	8,638
Asia Cement Corp.	2,000	1,896
ASUSTeK Computer, Inc.	8,000	15,517
Common Stocks - continued
	Shares	Value
Taiwan - continued
AU Optronics Corp.	16,000	$ 17,945
Capital Securities Corp. (a)	2,000	1,036
Catcher Technology Co. Ltd.	1,000	2,249
Cathay Financial Holding Co. Ltd. (a)	13,000	22,043
Chang Hwa Commercial Bank	7,000	3,164
Cheng Shin Rubber Industry Co. Ltd.	1,000	1,924
Chi Mei Optoelectronics Corp. (a)	13,000	10,188
Chicony Electronics Co. Ltd.	1,000	2,468
China Airlines Ltd. (a)	2,000	669
China Development Finance Holding Corp. (a)	28,000	7,779
China Steel Corp.	21,000	21,351
Chinatrust Financial Holding Co. Ltd.	19,000	10,402
Chunghwa Picture Tubes, Ltd. (a)	14,000	1,713
Chunghwa Telecom Co. Ltd.	9,999	18,967
Clevo Co. Ltd.	1,000	1,821
CMC Magnetics Corp. (a)	4,000	1,017
Compal Communications, Inc.	1,000	1,111
Compal Electronics, Inc.	8,000	11,162
Coretronic Corp.	1,000	1,423
Delta Electronics, Inc.	4,000	12,138
E.Sun Financial Holdings Co. Ltd.	4,000	1,502
Epistar Corp.	1,000	3,175
Eternal Chemical Co. Ltd.	1,000	970
EVA Airways Corp. (a)	2,000	788
Evergreen International Storage & Transport Corp. (a)	1,000	790
Evergreen Marine Corp. (Taiwan) (a)	1,000	579
Everlight Electronics Co. Ltd.	1,000	3,078
Far East Department Stores Co. Ltd.	1,000	957
Far Eastern Textile Ltd.	8,000	8,810
Far EasTone Telecommunications Co. Ltd.	2,000	2,428
Feng Hsin Iron & Steel Co.	1,000	1,633
First Financial Holding Co. Ltd.	7,000	3,920
Formosa Chemicals & Fibre Corp.	6,000	13,008
Formosa Petrochemical Corp.	2,000	5,037
Formosa Plastics Corp.	9,000	18,752
Formosa Taffeta Co. Ltd.	1,000	732
Foxconn Technology Co. Ltd.	1,000	3,957
Fubon Financial Holding Co. Ltd. (a)	10,000	11,700
HannStar Display Corp. (a)	6,000	1,361
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,000	67,324
HTC Corp.	2,000	19,709
Hua Nan Financial Holdings Co. Ltd.	5,000	2,902
Common Stocks - continued
	Shares	Value
Taiwan - continued
Innolux Display Corp.	6,000	$ 9,873
Inotera Memories, Inc. (a)	2,000	1,442
Inotera Memories, Inc. rights 2/3/10 (a)	257	4
Inventec Corp.	3,000	1,722
KGI Securities Co. Ltd.	4,000	1,890
Lite-On Technology Corp.	3,000	3,820
Macronix International Co. Ltd.	5,000	2,792
MediaTek, Inc.	2,000	32,536
Mega Financial Holding Co. Ltd.	19,000	10,283
Micro-Star International Co. Ltd.	1,000	626
Mitac International Corp.	2,000	923
Motech Industries, Inc.	1,000	3,957
Nan Ya Plastics Corp.	11,000	20,648
Nanya Technology Corp. (a)	4,000	3,285
Novatek Microelectronics Corp.	1,000	2,950
Polaris Securities Co. Ltd. (a)	3,000	1,525
Pou Chen Corp.	3,000	2,257
Powerchip Semiconductor Corp. (a)	32,000	4,054
Powertech Technology, Inc.	1,000	3,207
President Chain Store Corp.	1,000	2,299
Prime View International Co. Ltd. (a)	1,000	1,833
Qisda Corp. (a)	2,000	1,042
Quanta Computer, Inc.	5,000	9,995
Realtek Semiconductor Corp.	1,000	2,747
Richtek Technology Corp.	1,000	9,917
Ruentex Industries Ltd. (a)	1,000	1,696
Shin Kong Financial Holding Co. Ltd. (a)	7,357	2,819
Siliconware Precision Industries Co. Ltd.	7,000	9,285
SIMPLO Technology Co. Ltd.	1,000	5,709
Sinopac Holdings Co. (a)	8,000	2,640
Synnex Technology International Corp.	3,000	6,176
Taishin Financial Holdings Co. Ltd. (a)	5,593	2,412
Taiwan Business Bank (a)	3,000	777
Taiwan Cement Corp.	8,000	7,471
Taiwan Cooperative Bank	5,000	2,933
Taiwan Fertilizer Co. Ltd.	2,000	6,538
Taiwan Glass Industry Corp.	1,000	837
Taiwan Mobile Co. Ltd.	3,000	5,809
Taiwan Semiconductor Manufacturing Co. Ltd.	51,000	98,123
Tatung Co. Ltd. (a)	5,000	1,093
TECO Electric & Machinery Co. Ltd.	2,000	810
Transcend Information, Inc.	1,000	3,254
Common Stocks - continued
	Shares	Value
Taiwan - continued
Tripod Technology Corp.	1,000	$ 3,441
TSRC Corp.	1,000	1,197
Tung Ho Steel Enterprise Corp.	1,000	1,117
U-Ming Marine Transport Corp.	1,000	1,905
Unified-President Enterprises Corp.	9,000	9,629
Unimicron Technology Corp.	4,000	4,887
United Microelectronics Corp. (a)	26,000	13,055
Vanguard International Semiconductor Corp.	2,000	960
Walsin Lihwa Corp. (a)	4,000	1,370
Wan Hai Lines Ltd. (a)	1,000	501
Winbond Electronics Corp. (a)	4,000	989
Wintek Corp. (a)	1,000	779
Wistron Corp.	4,000	7,621
WPG Holding Co. Ltd.	1,000	1,558
Yang Ming Marine Transport Corp.	2,000	720
Yuanta Financial Holding Co. Ltd.	16,000	10,211
Yulon Motor Co. Ltd.	1,000	1,007
TOTAL TAIWAN		718,720
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	3,100	7,752
Bangkok Bank Ltd. PCL	1,300	4,406
Bangkok Bank Ltd. PCL (For. Reg.)	1,900	6,440
Bank of Ayudhya PCL (For. Reg.)	2,600	1,528
Banpu PCL	300	4,773
Banpu PCL (For. Reg.)	200	3,182
BEC World PCL (For. Reg.)	1,200	868
C.P. Seven Eleven PCL	3,100	2,148
Glow Energy PCL (For. Reg.)	800	747
Kasikornbank PCL	1,900	5,038
Kasikornbank PCL (For. Reg.)	1,700	4,507
Krung Thai Bank PCL (For. Reg.)	3,900	1,128
Land & House PCL (For. Reg.)	3,500	601
PTT Aromatics & Refining PLC	1,500	1,112
PTT Chemical PCL	500	1,277
PTT Exploration & Production PCL (For. Reg.)	2,500	9,943
PTT PCL (For. Reg.)	1,900	12,766
Ratchaburi Electric Generating Holding PCL	700	728
Siam Cement PCL (For. Reg.)	400	2,676
Siam Commercial Bank PCL (For. Reg.)	3,400	8,170
Thai Oil PCL (For. Reg.)	1,200	1,473
Thai Petrochemical Industry PCL	13,600	1,787
Common Stocks - continued
	Shares	Value
Thailand - continued
TMB PCL (For.Reg.) (a)	23,400	$ 895
Total Access Communication PCL	700	680
TOTAL THAILAND		84,625
Turkey - 0.3%
Akbank T. A. S.	1,786	10,499
Aksigorta AS	222	277
Anadolu Efes Biracilik ve Malt Sanyii AS	283	2,949
Asya Katilim Bankasi AS (a)	617	1,632
Bim Birlesik Magazalar AS JSC	53	2,425
Coca-Cola Icecek AS	110	919
Dogan Sirketler Grubu Holding AS	1,173	862
Enka Insaat ve Sanayi AS	323	1,521
Eregli Demir ve Celik Fabrikalari TAS	554	1,769
Haci Omer Sabanci Holding AS	666	2,892
Haci Omer Sabanci Holding AS (a)	158	681
Koc Holding AS	672	2,289
Tupras-Turkiye Petrol Rafinerileri AS	392	8,183
Turk Hava Yollari AO	1,225	4,501
Turk Sise ve Cam Fabrikalari AS	733	955
Turk Telekomunikasyon AS	721	2,505
Turkcell Iletisim Hizmet AS	1,796	13,198
Turkiye Garanti Bankasi AS	4,854	20,590
Turkiye Halk Bankasi AS	438	3,014
Turkiye Is Bankasi AS Series C	2,646	11,755
Turkiye Vakiflar Bankasi TAO (a)	1,048	2,800
Yapi ve Kredi Bankasi AS (a)	1,214	2,952
TOTAL TURKEY		99,168
United Kingdom - 13.8%
3i Group PLC	2,392	10,033
Admiral Group PLC	265	4,771
AMEC PLC	831	10,014
Anglo American PLC (United Kingdom) (a)	2,723	99,907
Antofagasta PLC	841	11,674
Associated British Foods PLC	863	12,124
AstraZeneca PLC (United Kingdom)	3,011	139,756
Astro All Asia Networks PLC	800	750
Autonomy Corp. PLC (a)	491	12,163
Aviva PLC	5,717	35,011
BAE Systems PLC	7,152	40,110
Balfour Beatty PLC	2,032	8,632
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC	23,786	$ 101,658
BG Group PLC	6,967	128,076
BHP Billiton PLC	4,553	133,559
BP PLC	39,000	363,860
British Airways PLC (a)	820	2,673
British American Tobacco PLC (United Kingdom)	4,132	136,578
British Land Co. PLC	1,866	12,948
British Sky Broadcasting Group PLC	2,329	19,722
BT Group PLC	16,023	34,967
Bunzl PLC	909	9,032
Burberry Group PLC	1,104	10,776
Cable & Wireless PLC	5,597	12,655
Cadbury PLC	2,774	36,671
Cairn Energy PLC (a)	2,799	14,426
Capita Group PLC	1,280	14,731
Carnival PLC	367	13,194
Carphone Warehouse Group PLC	590	1,790
Centrica PLC	10,332	44,354
Cobham PLC	2,790	10,323
Compass Group PLC	3,724	25,352
Diageo PLC	5,142	86,425
Drax Group PLC	520	3,402
Eurasian Natural Resources Corp. PLC	664	9,536
FirstGroup PLC	1,394	8,171
Fresnillo PLC	255	2,712
G4S PLC (United Kingdom)	2,900	11,644
GlaxoSmithKline PLC	10,801	210,203
Hammerson PLC	1,705	10,244
Home Retail Group PLC	2,278	9,249
HSBC Holdings PLC (United Kingdom) (Reg.)	36,109	386,561
Icap PLC	1,405	8,256
Imperial Tobacco Group PLC	2,088	67,331
Inmarsat PLC	1,064	11,553
InterContinental Hotel Group PLC	694	9,925
International Power PLC	3,089	15,770
Invensys PLC	2,076	10,151
Investec PLC	601	4,060
J Sainsbury PLC	2,607	13,408
Johnson Matthey PLC	486	11,298
Kazakhmys PLC (a)	507	9,732
Kingfisher PLC	4,630	15,596
Land Securities Group PLC	1,545	15,681
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Legal & General Group PLC	12,139	$ 14,581
Liberty International PLC	1,219	8,818
Lloyds TSB Group PLC	79,520	63,927
London Stock Exchange Group PLC	212	2,155
Lonmin PLC (a)	359	10,269
Man Group PLC	3,514	13,170
Marks & Spencer Group PLC	3,151	17,445
National Grid PLC	5,024	50,458
Next PLC	419	13,065
Old Mutual PLC (a)	10,897	17,965
Pearson PLC	1,627	23,039
Prudential PLC	5,253	48,109
Reckitt Benckiser Group PLC	1,251	64,850
Reed Elsevier PLC	2,498	19,883
Rexam PLC	2,270	10,808
Rio Tinto PLC (Reg.)	2,849	138,928
Rolls-Royce Group PLC	3,694	28,146
Royal & Sun Alliance Insurance Group PLC	7,058	14,432
Royal Bank of Scotland Group PLC (a)	35,273	17,921
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,380	203,974
Class B	5,588	148,644
SABMiller PLC	1,927	52,402
Sage Group PLC	3,156	11,871
Schroders PLC	175	3,458
Scottish & Southern Energy PLC	1,829	34,087
Segro PLC	1,892	9,397
Serco Group PLC	1,248	9,920
Severn Trent PLC	605	10,838
Smith & Nephew PLC	1,791	18,017
Smiths Group PLC	840	13,332
Standard Chartered PLC (United Kingdom)	4,190	96,508
Standard Life PLC	4,554	14,171
Tanjong PLC	300	1,525
Tesco PLC	16,371	110,793
Thomas Cook Group PLC	1,830	6,607
Tomkins PLC	1,255	3,755
TUI Travel PLC	806	3,325
Tullow Oil PLC	1,642	30,075
Unilever PLC	2,641	80,308
United Utilities Group PLC	1,558	13,288
Vedanta Resources PLC	300	11,507
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	109,245	$ 233,385
Whitbread PLC	460	10,286
Wm Morrison Supermarkets PLC	4,128	18,991
Wolseley PLC (a)	618	13,596
Xstrata PLC (a)	3,946	64,027
TOTAL UNITED KINGDOM		4,249,254
United States of America - 0.1%
Southern Copper Corp.	402	10,705
Synthes, Inc.	119	15,148
TOTAL UNITED STATES OF AMERICA		25,853
TOTAL COMMON STOCKS (Cost $29,793,758)		28,496,246
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	74	2,316
Fresenius SE (non-vtg.)	185	12,531
Henkel AG & Co. KGaA	364	18,484
Porsche Automobil Holding SE	195	11,037
RWE AG (non-vtg.)	55	4,422
Volkswagen AG	205	16,539
TOTAL GERMANY		65,329
Italy - 0.1%
Intesa Sanpaolo SpA	1,329	3,898
Telecom Italia SpA (Risparmio Shares)	12,678	14,726
TOTAL ITALY		18,624
Korea (South) - 0.1%
Hyundai Motor Co. Series 2	50	1,739
LG Electronics, Inc.	25	900
Samsung Electronics Co. Ltd.	43	19,034
TOTAL KOREA (SOUTH)		21,673
Russia - 0.0%
Surgutneftegaz JSC	9,800	4,851
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $116,990)		110,477
Investment Companies - 0.6%
	Shares	Value
United States of America - 0.6%
iShares MSCI Canada Index ETF	6,200	$ 151,528
iShares MSCI EAFE Index ETF	700	36,736
TOTAL INVESTMENT COMPANIES (Cost $195,677)		188,264
U.S. Government and Government Agency Obligations - 0.4%
Principal Amount
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.38% 9/23/10 (c) (Cost $129,697)	$ 130,000	129,848
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.17% (d) (Cost $624,302)	624,302	624,302
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $30,860,424)		29,549,137
NET OTHER ASSETS - 4.2%		1,305,594
NET ASSETS - 100%		$ 30,854,731
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 CME E-mini MSCI EAFE Index Contracts	March 2010	$ 1,491,300	$ (52,915)
12 CME E-mini MSCI Emerging Markets Index Contracts	March 2010	551,400	(26,907)
TOTAL EQUITY INDEX CONTRACTS		$ 2,042,700	$ (79,822)

The face value of futures purchased as a percentage of net assets - 6.6%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,029 or 0.0% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $129,848.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 216
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 4,527,070	$ 3,487,557	$ 1,039,513	$ -
United Kingdom	4,249,254	2,275	4,246,979	-
France	2,038,736	-	2,038,736	-
Canada	2,022,758	2,022,758	-	-
Australia	1,652,761	1,411,917	240,844	-
Switzerland	1,555,764	-	1,555,764	-
Germany	1,536,043	-	1,536,043	-
Brazil	1,006,356	1,006,356	-	-
Spain	860,580	-	860,580	-
Taiwan	718,720	688,699	27,609	2,412
Cayman Islands	84,713	82,218	-	2,495
Other	8,353,968	4,805,933	3,548,035	-
Investment Companies	188,264	188,264	-	-
U.S. Government and Government Agency Obligations	129,848	-	129,848	-
Money Market Funds	624,302	624,302	-	-
Total Investments in Securities:	$ 29,549,137	$ 14,320,279	$ 15,223,951	$ 4,907
Derivative Instruments:
Liabilities
Futures Contracts	$ (79,822)	$ (79,822)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	321
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	4,586
Ending Balance	$ 4,907
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 321

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $30,860,567. Net unrealized depreciation aggregated $1,311,430, of which $735,294 related to appreciated investment securities and $2,046,724 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010